Inventories, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	June 30, 2024	December 31, 2023
	(unaudited)
Raw materials	$10,501,330	$24,695,737
Finished goods	20,620,684	15,296,147
Goods in transit	—	8,108
	31,122,014	39,999,992
Less: inventory write-down	(3,931,217)	—
Total inventories, net	$27,190,797	$39,999,992
Inventories consisted of the following:
	December 31, 2023	December 31, 2022
Raw materials	$24,695,737	$—
Finished goods	15,296,147	—
Goods in transit	8,108	—
	$39,999,992	$—